CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement of Financial Position [Abstract]
Allowance doubtful accounts	$ 11,600	$ 11,600	$ 15,000
Shareholders' equity:
Common stock,par value	$ 0.05	$ 0.05	$ 0.05
Common stock, authorized shares	10,000,000	7,000,000	7,000,000
Common stock, issued shares	2,882,065	2,881,065	1,513,914
Common stock, outstanding shares	2,862,263	2,861,263	1,494,112
Stock held in treasury, shares	19,802	19,802	19,802